SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment: [  ]; Amendment Number: ____________

         This Amendment (Check only one):    [  ]    is a restatement.
                                             [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Randolph Company, Inc.
Address:   4200 Malsbary Road
           Cincinnati, Ohio 45242

Form 13F File Number: ____ _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carter F. Randolph, PhD
Title:     Chief Compliance Officer
Phone:     (513) 891-7144

Signature, Place, and Date of Signing:


/s/ Carter F. Randolph,   Cincinnati Ohio,       	May 9, 2013
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                       ------------


Form 13F Information Table Entry Total:       40
                                        -------------

Form 13F Information Table Value Totals   491,504
                                        ------------
                                         (thousands)

List of Other Included Managers:    N/A

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this report is filed (other than the one filing this report).


FORM 13F INFORMATION TABLE
				MARKET
	TITLE OF		Market	VALUE	SHRS or	SH/	PUT/	INVSTMT 	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER	 CLASS	CUSIP	Value	(X $1,000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	Sole	Shared	None

BAIDU INC ADR	ADR	056752108	1350580	1351	15400	SH		SOLE		0	0	15400
BARRICK GOLD CORP COM	COM	067901108	7785120	7785	264800	SH		SOLE		0	0	264800
BED BATH & BEYOND INC COM	COM	075896100	7920439	7920	122950	SH		SOLE		0	0	122950
BRISTOL-MYERS SQUIBB CM	COM	110122108	15917875.5	15918	386450	SH		SOLE		0	0	386450
CHEVRON CORP COM	COM	166764100	14162155.8	14162	119190	SH		SOLE		0	0	119190
CHUBB CORP COM	COM	171232101	15308997	15309	174900	SH		SOLE		0	0	174900
CISCO SYSTEMS INC COM	COM	17275R102	388647	389	18600	SH		SOLE		0	0	18600
CME GROUP INC COM	COM	12572Q105	7262960.7	7263	118270	SH		SOLE		0	0	118270
COACH INC COM	COM	189754104	1144771	1145	22900	SH		SOLE		0	0	22900
COMPANHIA ENERGETICA DE MINAS SPONS ADR	ADR	204409601	5245995	5246	442700	SH		SOLE		0	0	442700
CONOCOPHILLIPS CORP COM	COM	20825C104	11336062	11336	188620	SH		SOLE		0	0	188620
COVIDIEN PLC COM	COM	G2554F113	13924160	13924	205250	SH		SOLE		0	0	205250
DARDEN RESTAURANTS INC COM	COM	237194105	8214536	8215	158950	SH		SOLE		0	0	158950
DAVITA HEALTHCARE PARTNERS INC COM	COM	23918K108	5692320	5692	48000	SH		SOLE		0	0	48000
DIANA CONTAINERSHIPS INC COM	COM	Y2069P101	315269.5	315	59150	SH		SOLE		0	0	59150
ELI LILLY & CO COM	COM	532457108	340740	341	6000	SH		SOLE		0	0	6000
FIRST FINANCIAL BANCORP (OH) COM	COM	320209109	3445437.45	3445	214669	SH		SOLE		0	0	214669
GILEAD SCIENCES INC COM	COM	375558103	6052116.16	6052	123664	SH		SOLE		0	0	123664
GUGGENHEIM BRIC ETF	ETF	18383M100	272332.8	272	7880	SH		SOLE		0	0	7880
HEINZ H J CO COM	COM	423074103	372913.2	373	5160	SH		SOLE		0	0	5160
HONEYWELL INTERNATIONAL INC COM	COM	438516106	16292930.5	16293	216230	SH		SOLE		0	0	216230
HUMANA INC COM	COM	444859102	9568279.5	9568	138450	SH		SOLE		0	0	138450
HUNTINGTON BANCSHARES INC COM	COM	446150401	3101440	3101	2423	SH		SOLE		0	0	2423
INTEL CORP COM	COM	458140100	8347389.49	8347	382294	SH		SOLE		0	0	382294
LOCKHEED MARTIN COM	COM	539830109	5656072	5656	58600	SH		SOLE		0	0	58600
MCDONALDS CORP COM	COM	580135101	10621969.5	10622	106550	SH		SOLE		0	0	106550
MERIDIAN BIOSCIENCE INC COM	COM	589584101	2943135	2943	129000	SH		SOLE		0	0	129000
NETSUITE INC COM	COM	64118Q107	6079356.1	6079	75935	SH		SOLE		0	0	75935
NORFOLK SOUTHERN CORP COM	COM	655844108	13561763.52	13562	175944	SH		SOLE		0	0	175944
NVIDIA CORP COM	COM	67066G104	4806118	4806	374600	SH		SOLE		0	0	374600
ONEOK INC CM (NEW)	COM	682680103	3775464	3775	79200	SH		SOLE		0	0	79200
PEPSICO INC COM	COM	713448108	12584027.7	12584	159070	SH		SOLE		0	0	159070
PHILLIPS 66 COM	COM	718546104	6392459.2	6392	91360	SH		SOLE		0	0	91360
PROCTER GAMBLE CO COM	COM	742718109	195540212.4	195540	2537506	SH		SOLE		0	0	2537506
SMUCKER J M CO COM	COM	832696405	5971415.2	5971	60220	SH		SOLE		0	0	60220
TERRA NITROGEN CO LP COM UNITS	COM	881005201	6204564	6205	28200	SH		SOLE		0	0	28200
TIME WARNER INC COM	COM	887317303	17459493.82	17459	303011	SH		SOLE		0	0	303011
TORONTO DOMINION BK ONT COM NEW	COM	891160509	11139860.6	11140	133780	SH		SOLE		0	0	133780
VANGUARD EMERGING MARKETS ETF	ETF	922042858	11962857.86	11963	278887	SH		SOLE		0	0	278887
WELLS FARGO COMPANY COM	COM	949746101	13041934.2	13042	352580	SH		SOLE		0	0	352580